Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (4.2%)
*	RBC Bearings Inc.	20,809	4,126
	Commercial Metals Co.	82,713	3,536
	Hecla Mining Co.	471,971	2,516
*	Arconic Corp.	86,460	2,500
	Mueller Industries Inc.	30,462	2,262
	Boise Cascade Co.	26,762	1,922
	Carpenter Technology Corp.	40,792	1,860
	Minerals Technologies Inc.	27,641	1,537
	Stepan Co.	16,367	1,505
	Worthington Industries Inc.	26,755	1,502
	Tronox Holdings plc Class A	99,505	1,059
	Avient Corp.	20,897	763
*	Constellium SE Class A	50,318	750
	Quaker Chemical Corp.	3,943	748
*	Ecovyst Inc.	72,163	724
*	Coeur Mining Inc.	235,731	707
	Mativ Holdings Inc.	43,297	652
*	TimkenSteel Corp.	37,833	644
*	US Silica Holdings Inc.	54,092	613
*	Piedmont Lithium Inc.	10,808	592
	Schnitzer Steel Industries Inc. Class A	19,812	545
*	Perimeter Solutions SA	99,102	537
	Ryerson Holding Corp.	15,644	532
	Koppers Holdings Inc.	17,361	503
	UFP Industries Inc.	6,357	496
	AdvanSix Inc.	14,940	491
	Haynes International Inc.	10,483	455
*	Clearwater Paper Corp.	14,489	440
	Olympic Steel Inc.	8,076	338
	Hawkins Inc.	6,462	303
	Innospec Inc.	3,247	300
*	Ivanhoe Electric Inc.	20,219	252
	FutureFuel Corp.	22,275	189
*	Rayonier Advanced Materials Inc.	52,564	179
*	Northwest Pipe Co.	6,501	173
*	Intrepid Potash Inc.	9,559	168
	Tredegar Corp.	23,580	166
*,1	Origin Materials Inc.	35,207	149
	Sensient Technologies Corp.	1,986	143
*,1	Energy Fuels Inc.	22,285	131
*,1	Amyris Inc.	151,760	128
*	Alto Ingredients Inc.	59,688	120

		Shares	Market Value ($000)
	Materion Corp.	1,103	111
	Glatfelter Corp.	36,128	104
*	Unifi Inc.	12,634	91
	Sylvamo Corp.	1,774	70
*	Polymet Mining Corp.	46,428	64
*	Novagold Resources Inc.	10,110	52
	American Vanguard Corp.	3,000	51
	Valhi Inc.	1,929	24
*,1	Ur-Energy Inc.	16,365	15
*,1	Hycroft Mining Holding Corp.	19,540	7
			37,845
Consumer Discretionary (14.3%)
*	Light & Wonder Inc.	80,356	4,684
	Meritage Homes Corp.	28,948	3,339
*	Taylor Morrison Home Corp. Class A	78,040	3,311
*	Goodyear Tire & Rubber Co.	240,131	3,297
	Academy Sports & Outdoors Inc.	64,763	3,171
	TEGNA Inc.	189,830	2,940
*	Asbury Automotive Group Inc.	13,414	2,805
*	Adient plc	80,590	2,715
	Group 1 Automotive Inc.	12,043	2,692
	Signet Jewelers Ltd.	38,207	2,426
*	Tri Pointe Homes Inc.	79,219	2,314
	KB Home	52,919	2,293
*	frontdoor Inc.	70,537	2,175
*	Topgolf Callaway Brands Corp.	119,558	2,041
	Rush Enterprises Inc. Class A	36,162	1,890
*	LGI Homes Inc.	16,297	1,854
	Graham Holdings Co. Class B	3,144	1,776
	Foot Locker Inc.	68,665	1,739
*	Urban Outfitters Inc.	54,278	1,673
	International Game Technology plc	65,110	1,597
*	National Vision Holdings Inc.	62,687	1,583
*	Adtalem Global Education Inc.	38,096	1,581
	Strategic Education Inc.	19,357	1,527
	MDC Holdings Inc.	36,901	1,486
	Dana Inc.	111,719	1,438
	Century Communities Inc.	22,283	1,418
	Spirit Airlines Inc.	92,916	1,413
	Winnebago Industries Inc.	25,341	1,410
*	M/I Homes Inc.	19,695	1,392
	Laureate Education Inc.	114,828	1,389
*	Knowles Corp.	76,927	1,383
*	OPENLANE Inc.	91,966	1,381
*	ODP Corp.	34,105	1,366
	American Eagle Outfitters Inc.	130,994	1,332
	Jack in the Box Inc.	15,245	1,320
*	Abercrombie & Fitch Co. Class A	41,442	1,286
*	SkyWest Inc.	42,483	1,271
*	Vista Outdoor Inc.	47,467	1,264
*	PROG Holdings Inc.	35,829	1,169
	Monro Inc.	26,520	1,097
	Red Rock Resorts Inc. Class A	23,494	1,071
	Scholastic Corp.	24,968	1,061
	Matthews International Corp. Class A	25,402	978
	La-Z-Boy Inc.	36,564	977
*	SeaWorld Entertainment Inc.	17,143	956
*	Lions Gate Entertainment Corp. Class B	94,638	917

		Shares	Market Value ($000)
	Acushnet Holdings Corp.	20,316	909
	MillerKnoll Inc.	64,779	878
*	ACV Auctions Inc. Class A	51,477	877
*	Cars.com Inc.	48,731	860
*	Green Brick Partners Inc.	16,909	809
*	Central Garden & Pet Co. Class A	23,105	794
	Winmark Corp.	2,408	785
*	Madison Square Garden Entertainment Corp.	22,269	781
*	Allegiant Travel Co.	7,631	744
*	Sabre Corp.	223,567	693
*	Perdoceo Education Corp.	58,005	684
*	Life Time Group Holdings Inc.	35,958	684
[1]	Krispy Kreme Inc.	45,380	678
*	Overstock.com Inc.	36,036	675
	Sonic Automotive Inc. Class A	15,390	638
*	American Axle & Manufacturing Holdings Inc.	90,476	611
	Standard Motor Products Inc.	17,104	604
*	G-III Apparel Group Ltd.	36,227	583
	PriceSmart Inc.	8,049	583
*	Clean Energy Fuels Corp.	143,082	575
*	BJ's Restaurants Inc.	19,118	569
*	Chuy's Holdings Inc.	15,213	560
*	Lions Gate Entertainment Corp. Class A	52,885	545
	Papa John's International Inc.	7,736	542
*	Sphere Entertainment Co.	22,381	534
	A-Mark Precious Metals Inc.	15,712	532
*	Beazer Homes USA Inc.	25,405	515
	Ethan Allen Interiors Inc.	19,399	486
	Bloomin' Brands Inc.	20,186	482
*	PowerSchool Holdings Inc. Class A	25,372	481
*	MarineMax Inc.	16,792	476
	Steelcase Inc. Class A	73,389	476
*	Everi Holdings Inc.	33,339	463
*	GoPro Inc. Class A	110,174	463
	Ermenegildo Zegna NV	39,738	452
*	Bally's Corp.	31,825	433
	Smith & Wesson Brands Inc.	36,366	427
*	Integral Ad Science Holding Corp.	21,801	412
*	America's Car-Mart Inc.	4,989	407
*	Viad Corp.	17,414	404
	Oxford Industries Inc.	3,934	393
*	EW Scripps Co. Class A	49,367	389
*	Clear Channel Outdoor Holdings Inc.	313,095	385
	Kimball International Inc. Class B	30,590	376
*	Thryv Holdings Inc.	16,079	375
*	QuinStreet Inc.	40,144	370
*	Stagwell Inc.	58,639	364
*	Hawaiian Holdings Inc.	42,095	337
*	Boston Omaha Corp. Class A	17,424	332
	Haverty Furniture Cos. Inc.	12,398	327
	Movado Group Inc.	12,826	326
*	Xponential Fitness Inc. Class A	12,100	321
*,1	Instructure Holdings Inc.	12,838	315
*	Cinemark Holdings Inc.	19,600	314
	Marcus Corp.	20,541	314
	Aaron's Co. Inc.	25,403	311
*	WW International Inc.	47,152	309
*	Stoneridge Inc.	18,615	305

		Shares	Market Value ($000)
*	Daily Journal Corp.	1,024	302
*	Corsair Gaming Inc.	15,189	300
	Rush Enterprises Inc. Class B	5,050	294
*	AMC Networks Inc. Class A	25,661	290
*	Bowlero Corp.	24,878	285
	Shoe Carnival Inc.	14,265	279
	Gray Television Inc.	39,236	276
*	Imax Corp.	15,932	276
*	Gannett Co. Inc.	123,085	273
*	2U Inc.	65,468	262
	Johnson Outdoors Inc. Class A	4,511	256
*	OneWater Marine Inc. Class A	9,013	250
*	Qurate Retail Inc. Series A	299,381	249
*	Lindblad Expeditions Holdings Inc.	26,133	248
*	iHeartMedia Inc. Class A	103,578	245
*	Eastman Kodak Co.	48,308	242
*	Zumiez Inc.	14,264	229
	Bluegreen Vacations Holding Class A	7,194	206
	Alta Equipment Group Inc.	14,449	197
*	Genesco Inc.	10,318	186
*	Quotient Technology Inc.	68,264	184
*	Selectquote Inc.	113,070	181
*	Sleep Number Corp.	9,899	180
*	1-800-Flowers.com Inc. Class A	22,081	179
	Purple Innovation Inc. Class A	49,135	170
*	Liquidity Services Inc.	10,594	160
*	Central Garden & Pet Co.	4,269	155
*	Playstudios Inc.	34,202	155
	El Pollo Loco Holdings Inc.	16,871	154
*,1	Stitch Fix Inc. Class A	42,964	154
*	Tilly's Inc. Class A	19,502	152
*	First Watch Restaurant Group Inc.	8,442	149
*	Cardlytics Inc.	28,652	148
*	Denny's Corp.	12,962	143
*	Sportsman's Warehouse Holdings Inc.	31,504	143
*	Full House Resorts Inc.	20,179	143
*	Legacy Housing Corp.	7,456	142
[1]	Big 5 Sporting Goods Corp.	18,668	141
*	Brinker International Inc.	3,845	141
*	Tile Shop Holdings Inc.	26,537	140
	Weyco Group Inc.	5,153	140
*	Figs Inc. Class A	16,696	138
*	Outbrain Inc.	29,851	138
*	Biglari Holdings Inc. Class B	658	136
	Cato Corp. Class A	16,733	135
*,1	AMMO Inc.	76,207	134
*	Snap One Holdings Corp.	14,889	131
*	Chico's FAS Inc.	28,306	129
	Big Lots Inc.	24,240	122
*,1	ContextLogic Inc. Class A	16,118	113
	Rocky Brands Inc.	5,621	107
*	LL Flooring Holdings Inc.	23,090	104
*	Destination XL Group Inc.	24,686	103
*	RumbleON Inc. Class B	9,337	102
*	Traeger Inc.	27,360	101
*	BARK Inc.	94,898	99
	Dine Brands Global Inc.	1,631	98
*	iRobot Corp.	2,698	96

		Shares	Market Value ($000)
*	Citi Trends Inc.	6,311	92
	Superior Group of Cos. Inc.	10,523	92
*	ThredUP Inc. Class A	44,100	91
*	Universal Electronics Inc.	10,762	87
*	Motorcar Parts of America Inc.	15,637	86
*	Fossil Group Inc.	41,075	83
	Hibbett Inc.	2,302	83
*	Lands' End Inc.	13,194	83
*,1	RealReal Inc.	62,923	80
	Global Industrial Co.	3,190	79
*	Vacasa Inc. Class A	102,426	79
*	Solo Brands Inc. Class A	18,881	78
*	Inspired Entertainment Inc.	5,597	77
*	Sally Beauty Holdings Inc.	6,722	76
*	American Public Education Inc.	15,066	75
	Designer Brands Inc. Class A	11,986	75
	Sturm Ruger & Co. Inc.	1,433	74
	John Wiley & Sons Inc. Class A	2,062	74
*	Allbirds Inc. Class A	57,651	68
*	Container Store Group Inc.	26,843	66
	Interface Inc. Class A	8,799	61
*	Urban One Inc.	10,326	59
	Entravision Communications Corp. Class A	13,754	57
	Build-A-Bear Workshop Inc.	3,103	56
	Buckle Inc.	1,788	55
*	Landsea Homes Corp.	7,586	55
*	Children's Place Inc.	3,438	52
	Lifetime Brands Inc.	10,503	51
*,1	Faraday Future Intelligent Electric Inc.	198,246	49
*	Cumulus Media Inc. Class A	14,710	47
*	Cenntro Electric Group Ltd.	146,087	44
*	Conn's Inc.	10,307	42
	Franchise Group Inc.	1,460	42
	RCI Hospitality Holdings Inc.	534	39
*	Turtle Beach Corp.	3,312	38
*	Wheels Up Experience Inc.	131,753	38
	NL Industries Inc.	6,626	37
*,1	Urban One Inc. (XNCM)	5,852	37
*	Lordstown Motors Corp. Class A	9,846	33
*	Tupperware Brands Corp.	35,831	32
	Clarus Corp.	3,669	30
*	Duluth Holdings Inc. Class B	5,483	30
*,1	Vuzix Corp.	6,022	30
*,1	Express Inc.	50,975	29
*,1	Aterian Inc.	48,297	28
*	European Wax Center Inc. Class A	1,599	28
*	Century Casinos Inc.	3,842	26
	CompX International Inc.	1,240	23
*	Rover Group Inc. Class A	3,314	15
*	Inspirato Inc.	16,385	15
	JOANN Inc.	8,740	14
*	Torrid Holdings Inc.	4,756	11
*,1	Bird Global Inc. Class A	5,431	11
*,1	Reservoir Media Inc.	1,492	10
*	aka Brands Holding Corp.	7,769	3
			127,675
Consumer Staples (2.6%)
*	Hostess Brands Inc. Class A	113,717	2,829

		Shares	Market Value ($000)
*	TreeHouse Foods Inc.	43,352	2,053
	Primo Water Corp.	134,485	1,731
	Edgewell Personal Care Co.	43,949	1,712
*	United Natural Foods Inc.	47,246	1,262
	Vector Group Ltd.	104,626	1,225
	Andersons Inc.	27,213	1,062
	Universal Corp.	20,531	1,058
	Ingles Markets Inc. Class A	12,163	976
*	Hain Celestial Group Inc.	76,296	932
	Weis Markets Inc.	13,953	831
	Nu Skin Enterprises Inc. Class A	24,606	820
[1]	B&G Foods Inc.	60,541	776
	Fresh Del Monte Produce Inc.	26,031	686
	SpartanNash Co.	29,739	681
	Lancaster Colony Corp.	2,554	502
	ACCO Brands Corp.	78,150	378
*	Mission Produce Inc.	30,194	368
	John B Sanfilippo & Son Inc.	2,928	340
*	Herbalife Ltd.	27,795	329
*	Chefs' Warehouse Inc.	8,622	268
*	Seneca Foods Corp. Class A	4,285	198
*	Sovos Brands Inc.	10,267	195
*	Lifecore Biomedical Inc.	23,119	189
*	GrowGeneration Corp.	47,675	176
	Village Super Market Inc. Class A	7,362	153
	Alico Inc.	5,980	138
*	Nature's Sunshine Products Inc.	11,847	133
	Cal-Maine Foods Inc.	2,620	125
	Utz Brands Inc.	7,538	124
*	HF Foods Group Inc.	31,933	115
*	Whole Earth Brands Inc.	36,204	105
*	Benson Hill Inc.	77,905	93
*	Honest Co. Inc.	55,851	82
	Tootsie Roll Industries Inc.	1,939	76
*	Beauty Health Co.	7,954	64
*,1	PLBY Group Inc.	38,785	59
	PetMed Express Inc.	2,940	44
*,1	Rite Aid Corp.	23,339	42
*,1	AppHarvest Inc.	87,114	40
*	SunOpta Inc.	5,225	35
*,1	Vintage Wine Estates Inc.	22,372	25
	Natural Grocers by Vitamin Cottage Inc.	922	10
*	Tattooed Chef Inc.	1,907	1
			23,041
Energy (5.6%)
	Civitas Resources Inc.	62,926	4,203
	PBF Energy Inc. Class A	78,080	2,874
	Arcosa Inc.	41,315	2,713
	Helmerich & Payne Inc.	87,790	2,711
	Murphy Oil Corp.	71,274	2,480
	California Resources Corp.	63,138	2,370
	Equitrans Midstream Corp.	268,941	2,294
*	Noble Corp. plc	58,776	2,218
*	CNX Resources Corp.	135,411	2,092
	Chord Energy Corp.	14,383	2,057
	Peabody Energy Corp.	100,378	1,823
*	Tidewater Inc.	39,625	1,776
*	Golar LNG Ltd.	81,421	1,675

		Shares	Market Value ($000)
	Permian resources Corp. Class A	173,650	1,620
*	Green Plains Inc.	45,804	1,328
	Warrior Met Coal Inc.	39,234	1,286
*	Expro Group Holdings NV	73,936	1,227
	World Fuel Services Corp.	52,070	1,191
	Archrock Inc.	115,253	1,037
*	Diamond Offshore Drilling Inc.	86,272	945
*	NOW Inc.	93,856	834
*	Helix Energy Solutions Group Inc.	121,687	764
*	Dril-Quip Inc.	28,807	644
*	Borr Drilling Ltd.	93,306	639
	Patterson-UTI Energy Inc.	59,712	582
*	ProPetro Holding Corp.	73,624	491
	SunCoke Energy Inc.	71,094	483
*	Bristow Group Inc.	19,710	482
	Select Energy Services Inc.	60,501	439
*	REX American Resources Corp.	13,112	432
[1]	Kinetik Holdings Inc. Class A	12,781	416
	Berry Corp.	53,806	339
*	Oil States International Inc.	53,228	339
*	Centrus Energy Corp. Class A	9,119	269
	Northern Oil and Gas Inc.	8,561	256
*	Newpark Resources Inc.	73,314	254
*	Callon Petroleum Co.	7,148	219
*	Gevo Inc.	166,344	215
*,1	FuelCell Energy Inc.	94,262	200
*	EVgo Inc.	50,106	198
*	DMC Global Inc.	11,678	189
*	Solid Power Inc.	69,472	152
*,1	Aemetis Inc.	26,447	126
*	ProFrac Holding Corp. Class A	10,952	123
*	Oceaneering International Inc.	7,978	122
*	NEXTracker Inc. Class A	3,182	122
	Riley Exploration Permian Inc.	3,417	114
	NACCO Industries Inc. Class A	3,314	104
	CONSOL Energy Inc.	1,760	95
*,1	Ring Energy Inc.	49,679	84
*	Nabors Industries Ltd. (XNYS)	947	79
*	W&T Offshore Inc.	12,851	50
*	Amplify Energy Corp.	6,434	44
*,1	Stem Inc.	6,128	34
*	NextDecade Corp.	4,090	23
	Atlas Energy Solutions Inc. Class A	689	11
*,1	ESS Tech Inc.	6,452	7
			49,894
Financials (24.5%)
	Selective Insurance Group Inc.	50,884	4,922
	SouthState Corp.	63,802	3,989
	Essent Group Ltd.	89,723	3,963
	Home BancShares Inc.	159,916	3,433
	Radian Group Inc.	134,200	3,428
	United Bankshares Inc.	111,603	3,283
	Old National Bancorp	250,523	3,112
*	Mr Cooper Group Inc.	59,083	2,733
	Valley National Bancorp	367,702	2,714
	Hancock Whitney Corp.	73,544	2,687
[1]	Blackstone Mortgage Trust Inc. Class A	145,993	2,656
	Cadence Bank	145,568	2,614

		Shares	Market Value ($000)
	American Equity Investment Life Holding Co.	60,412	2,383
	Glacier Bancorp Inc.	82,548	2,379
*	Genworth Financial Inc. Class A	421,468	2,255
*	Enstar Group Ltd.	9,574	2,254
	Community Bank System Inc.	45,352	2,242
	UMB Financial Corp.	37,543	2,126
	CNO Financial Group Inc.	96,673	2,099
	United Community Banks Inc.	90,244	2,040
*	Texas Capital Bancshares Inc.	41,216	1,950
	International Bancshares Corp.	45,548	1,946
	Piper Sandler Cos.	14,774	1,882
	Associated Banc-Corp.	126,773	1,878
	Ameris Bancorp	56,520	1,784
[1]	Arbor Realty Trust Inc.	141,101	1,779
	Jackson Financial Inc. Class A	63,817	1,768
	WSFS Financial Corp.	52,280	1,748
	Cathay General Bancorp	59,445	1,738
	Independent Bank Corp. (XNGS)	39,084	1,725
	Simmons First National Corp. Class A	103,470	1,683
	First Interstate BancSystem Inc. Class A	76,083	1,678
*	Axos Financial Inc.	43,772	1,655
	Atlantic Union Bankshares Corp.	63,821	1,631
*	NMI Holdings Inc. Class A	64,819	1,630
*,1	Riot Platforms Inc.	134,703	1,616
	FirstCash Holdings Inc.	16,079	1,584
	First BanCorp (XNYS)	141,868	1,583
	Fulton Financial Corp.	137,919	1,539
	Pacific Premier Bancorp Inc.	81,381	1,532
	First Financial Bancorp	79,371	1,505
	Washington Federal Inc.	55,215	1,436
	PennyMac Financial Services Inc.	22,695	1,385
	Towne Bank	58,942	1,370
	CVB Financial Corp.	113,323	1,361
	Navient Corp.	87,083	1,319
	First Merchants Corp.	48,607	1,286
	Seacoast Banking Corp. of Florida	61,519	1,272
	Hilltop Holdings Inc.	42,585	1,257
	Banner Corp.	28,983	1,254
	Renasant Corp.	46,755	1,221
	BankUnited Inc.	64,307	1,217
*	Enova International Inc.	26,126	1,215
	Enterprise Financial Services Corp.	29,917	1,215
	Park National Corp.	12,262	1,211
	Apollo Commercial Real Estate Finance Inc.	119,331	1,204
	NBT Bancorp Inc.	35,488	1,191
*	Cannae Holdings Inc.	60,195	1,183
	WesBanco Inc.	48,912	1,181
	Nelnet Inc. Class A	12,463	1,153
	Eastern Bankshares Inc.	105,238	1,142
[1]	Ready Capital Corp.	112,424	1,137
*	StoneX Group Inc.	13,649	1,096
	First Commonwealth Financial Corp.	86,437	1,093
	BGC Partners Inc. Class A	267,652	1,089
	City Holding Co.	12,588	1,085
	Trustmark Corp.	51,954	1,085
	Northwest Bancshares Inc.	102,997	1,083
	Horace Mann Educators Corp.	34,882	1,048
	Moelis & Co. Class A	27,662	1,048

		Shares	Market Value ($000)
	Two Harbors Investment Corp.	84,045	1,046
	Compass Diversified Holdings	53,119	1,042
	Federal Agricultural Mortgage Corp. Class C	7,724	1,034
	Stewart Information Services Corp.	22,949	1,029
	Virtus Investment Partners Inc.	5,330	1,017
	Independent Bank Group Inc.	30,351	1,013
	Bank of NT Butterfield & Son Ltd.	39,712	996
	Provident Financial Services Inc.	62,055	985
*,1	Marathon Digital Holdings Inc.	100,314	982
	First Bancorp (XNGS)	32,604	981
	Heartland Financial USA Inc.	34,859	962
	OFG Bancorp	39,560	960
	Franklin BSP Realty Trust Inc. REIT	70,605	952
	Chimera Investment Corp.	196,406	947
	Ladder Capital Corp. Class A	96,372	918
	MFA Financial Inc. REIT	86,508	915
	Stellar Bancorp Inc.	39,323	915
	S&T Bancorp Inc.	33,199	890
	Safety Insurance Group Inc.	12,102	881
*	MoneyGram International Inc.	79,410	873
	TriCo Bancshares	26,533	864
*	Encore Capital Group Inc.	19,674	847
	Employers Holdings Inc.	23,089	835
	AMERISAFE Inc.	16,225	828
	First Busey Corp.	43,968	822
	FB Financial Corp.	30,613	816
	Claros Mortgage Trust Inc.	78,214	816
	Argo Group International Holdings Ltd.	27,172	796
	New York Mortgage Trust Inc.	81,466	796
	Hope Bancorp Inc.	98,593	791
	Sandy Spring Bancorp Inc.	37,235	780
*	Oscar Health Inc. Class A	103,684	761
	Berkshire Hills Bancorp Inc.	36,479	746
	Pathward Financial Inc.	16,833	740
	National Western Life Group Inc. Class A	1,921	717
	ARMOUR Residential REIT Inc.	141,385	710
	PennyMac Mortgage Investment Trust	60,596	705
	OceanFirst Financial Corp.	49,472	703
*,1	Lemonade Inc.	39,513	696
	National Bank Holdings Corp. Class A	23,198	694
*	LendingClub Corp.	84,518	693
	Lakeland Bancorp Inc.	53,052	690
	Ellington Financial Inc.	54,684	686
	Mercury General Corp.	22,589	678
	Southside Bancshares Inc.	25,573	678
*	SiriusPoint Ltd.	72,070	671
	Peoples Bancorp Inc.	25,801	662
	Veritex Holdings Inc.	37,991	656
	German American Bancorp Inc.	23,691	654
	Capitol Federal Financial Inc.	108,898	651
*	Triumph Financial Inc.	12,226	635
	Westamerica BanCorp	16,710	632
	Enact Holdings Inc.	25,608	623
	Walker & Dunlop Inc.	8,501	622
	Tompkins Financial Corp.	11,863	620
*	PRA Group Inc.	32,669	611
	Brookline Bancorp Inc.	73,898	607
*	Customers Bancorp Inc.	26,295	605

		Shares	Market Value ($000)
	James River Group Holdings Ltd.	31,418	601
*	Bancorp Inc.	19,211	593
	Redwood Trust Inc.	100,215	593
	Nicolet Bankshares Inc.	9,280	576
	Artisan Partners Asset Management Inc. Class A	17,738	568
	BancFirst Corp.	6,658	563
	1st Source Corp.	13,670	562
	ProAssurance Corp.	46,072	560
	First Bancorp Inc. (XNMS)	20,877	544
	KKR Real Estate Finance Trust Inc.	48,055	540
	Origin Bancorp Inc.	18,959	539
	Preferred Bank	11,554	533
*	Ambac Financial Group Inc.	37,794	527
	Eagle Bancorp Inc.	26,426	527
	QCR Holdings Inc.	13,350	513
*	Assetmark Financial Holdings Inc.	18,155	510
	Dynex Capital Inc.	44,703	503
	Bank First Corp.	6,594	502
	Brightspire Capital Inc. Class A	81,099	480
	Heritage Financial Corp.	29,109	476
	Banc of California Inc.	43,750	468
	Banco Latinoamericano de Comercio Exterior SA Class E	23,553	459
	Community Trust Bancorp Inc.	13,510	455
	Dime Community Bancshares Inc.	27,533	446
	TrustCo Bank Corp. NY	15,912	440
	CBL & Associates Properties Inc.	18,826	434
	Univest Financial Corp.	24,353	432
	Old Second Bancorp Inc.	36,199	429
	ConnectOne Bancorp Inc.	31,362	426
	Premier Financial Corp.	29,939	417
	Amerant Bancorp Inc.	23,451	414
	Great Southern Bancorp Inc.	7,973	388
	United Fire Group Inc.	18,020	387
	Peapack-Gladstone Financial Corp.	14,577	385
	First Mid Bancshares Inc.	15,805	379
	Northfield Bancorp Inc.	36,828	377
	TPG RE Finance Trust Inc.	58,402	370
*	CrossFirst Bankshares Inc.	38,316	369
	Byline Bancorp Inc.	20,753	368
	Washington Trust Bancorp Inc.	14,447	368
	Hanmi Financial Corp.	25,506	367
	Heritage Commerce Corp.	50,348	367
	Camden National Corp.	12,177	359
	First Community Bankshares Inc.	13,460	359
*	EZCorp. Inc. Class A	42,260	352
	Capital City Bank Group Inc.	11,621	349
	Kearny Financial Corp.	51,078	349
	Farmers National Banc Corp.	29,510	348
	Midland States Bancorp Inc.	17,875	346
[1]	Orchid Island Capital Inc.	34,649	345
	Mercantile Bank Corp.	13,070	340
	Central Pacific Financial Corp.	22,975	336
*	MBIA Inc.	41,224	328
	Republic Bancorp Inc. Class A	7,480	315
	Invesco Mortgage Capital REIT	29,663	314
	First Financial Corp.	9,567	310
	Merchants Bancorp	13,405	306
*	Columbia Financial Inc.	18,752	303

		Shares	Market Value ($000)
	HarborOne Bancorp Inc.	36,978	303
	Horizon Bancorp Inc.	34,059	303
	Victory Capital Holdings Inc. Class A	9,750	302
	Bar Harbor Bankshares	12,638	299
	Business First Bancshares Inc.	20,093	293
	Cambridge Bancorp	5,763	291
	Equity Bancshares Inc. Class A	12,882	288
*	Carter Bankshares Inc.	20,327	287
	Independent Bank Corp.	17,318	283
	CNB Financial Corp.	16,935	281
	Tiptree Inc.	21,116	279
	SmartFinancial Inc.	13,168	278
	Flushing Financial Corp.	23,711	276
	Mid Penn Bancorp Inc.	12,267	272
	Oppenheimer Holdings Inc. Class A	6,770	265
	Universal Insurance Holdings Inc.	18,044	259
	American National Bankshares Inc.	8,885	255
	Citizens & Northern Corp.	12,727	244
	Southern Missouri Bancorp Inc.	6,549	243
	Peoples Financial Services Corp.	5,873	232
	MidWestOne Financial Group Inc.	12,240	231
*	Metropolitan Bank Holding Corp.	8,104	229
	Arrow Financial Corp.	12,449	227
*,1	Hippo Holdings Inc.	14,374	226
	Hingham Institution for Savings	1,155	223
	Bank of Marin Bancorp	13,579	220
	Waterstone Financial Inc.	16,053	217
	Amalgamated Financial Corp.	14,983	213
	Alerus Financial Corp.	12,671	211
	Capstar Financial Holdings Inc.	17,466	211
*	Greenlight Capital Re Ltd. Class A	21,862	210
	Enterprise Bancorp Inc.	7,872	209
*	John Marshall Bancorp Inc.	10,134	207
	Granite Point Mortgage Trust Inc.	44,154	206
	ACNB Corp.	6,991	206
	HomeTrust Bancshares Inc.	10,373	203
	Northeast Bank	5,606	201
	Financial Institutions Inc.	12,723	200
	First Bancorp Inc. (XNGS)	8,440	200
*	Blue Foundry Bancorp	21,553	200
	Home Bancorp Inc.	6,464	199
	Macatawa Bank Corp.	22,759	198
	Donegal Group Inc. Class A	13,543	195
	Civista Bancshares Inc.	12,962	194
	Metrocity Bankshares Inc.	11,744	193
	Sierra Bancorp	12,008	192
	West BanCorp. Inc.	11,386	191
	South Plains Financial Inc.	8,509	189
	First of Long Island Corp.	18,257	186
	HBT Financial Inc.	10,584	186
	Red River Bancshares Inc.	3,731	183
	Summit Financial Group Inc.	9,504	181
	First Business Financial Services Inc.	6,659	178
	Regional Management Corp.	6,509	170
	Shore Bancshares Inc.	15,109	170
*	Skyward Specialty Insurance Group Inc.	7,138	169
	First Foundation Inc.	43,316	168
	Guaranty Bancshares Inc.	6,845	165

		Shares	Market Value ($000)
*	Third Coast Bancshares Inc.	10,072	163
	Orrstown Financial Services Inc.	8,873	161
	Stock Yards Bancorp Inc.	3,825	160
	AFC Gamma Inc.	13,870	159
	BayCom Corp.	9,487	154
	MVB Financial Corp.	8,674	154
*	Southern First Bancshares Inc.	6,484	149
	Farmers & Merchants Bancorp Inc.	7,376	147
	Parke Bancorp Inc.	9,075	146
	Unity Bancorp Inc.	6,380	145
	PCB Bancorp	9,848	139
	BCB Bancorp Inc.	12,804	136
	Primis Financial Corp.	18,489	136
	Five Star Bancorp	7,087	136
	Crawford & Co. Class A	13,551	134
	First Bank	12,975	133
*	Oportun Financial Corp.	23,276	133
	RBB Bancorp	12,488	130
	Investors Title Co.	972	129
	Blue Ridge Bankshares Inc.	14,810	129
	Capital Bancorp Inc.	7,538	128
	Colony Bankcorp Inc.	13,799	128
	Live Oak Bancshares Inc.	5,733	124
*	FVCBankcorp Inc.	11,873	121
*	Bridgewater Bancshares Inc.	13,627	117
*	Goosehead Insurance Inc. Class A	2,057	114
*	First Western Financial Inc.	6,637	113
*	World Acceptance Corp.	997	111
	Bankwell Financial Group Inc.	4,829	110
	Luther Burbank Corp.	12,261	105
*	NI Holdings Inc.	7,362	101
*	eHealth Inc.	14,695	98
	Provident Bancorp Inc.	12,839	98
	Sculptor Capital Management Inc. Class A	10,863	94
	First Internet Bancorp	7,308	90
*	USCB Financial Holdings Inc.	9,082	90
*	Consumer Portfolio Services Inc.	7,665	89
	Lakeland Financial Corp.	1,751	88
	Nexpoint Real Estate Finance Inc.	6,590	88
*	Pioneer Bancorp Inc.	10,150	87
	HomeStreet Inc.	15,355	80
*	Sterling Bancorp Inc.	15,201	76
*,1	Bakkt Holdings Inc.	51,041	73
*	Republic First Bancorp Inc.	53,492	71
[1]	Angel Oak Mortgage REIT Inc.	9,625	71
	First Guaranty Bancshares Inc.	5,129	68
	Chicago Atlantic Real Estate Finance Inc.	4,427	64
*	SWK Holdings Corp.	3,721	63
	Brookfield Business Corp. Class A	2,973	61
*	Velocity Financial LLC	6,358	57
	Associated Capital Group Inc. Class A	1,405	52
*	Finance of America Cos. Inc. Class A	30,705	44
	Brightsphere Investment Group Inc.	1,980	43
	Esquire Financial Holdings Inc.	810	34
	GCM Grosvenor Inc. Class A	4,584	32
*,1	Root Inc. Class A	6,133	30
*,1	Doma Holdings Inc.	98,337	29
	MarketWise Inc.	10,646	24

		Shares	Market Value ($000)
*	OppFi Inc.	10,548	22
	Perella Weinberg Partners Class A	2,277	18
*	Home Point Capital Inc.	6,256	14
[1]	Silvercrest Asset Management Group Inc. Class A	517	10
*	Sunlight Financial Holdings Inc.	19,306	8
	Curo Group Holdings Corp.	3,997	4
	Value Line Inc.	50	2
			218,679
Health Care (10.8%)
*	Pacific Biosciences of California Inc.	211,623	2,620
*	Prestige Consumer Healthcare Inc.	42,332	2,423
*	Integer Holdings Corp.	28,102	2,300
*	Sage Therapeutics Inc.	44,646	2,210
*	NeoGenomics Inc.	106,937	1,837
*	Vir Biotechnology Inc.	61,629	1,644
*	Veracyte Inc.	61,594	1,594
*	REVOLUTION Medicines Inc.	63,406	1,581
*	Myriad Genetics Inc.	67,647	1,492
*	Krystal Biotech Inc.	12,136	1,430
*	ImmunoGen Inc.	103,043	1,406
*	Supernus Pharmaceuticals Inc.	42,187	1,398
*	Xencor Inc.	49,035	1,329
*	Akero Therapeutics Inc.	27,550	1,228
*	Agios Pharmaceuticals Inc.	46,154	1,167
*	Iovance Biotherapeutics Inc.	130,210	1,138
*	Owens & Minor Inc.	55,712	1,132
*	Arcellx Inc.	25,111	1,109
*	Chinook Therapeutics Inc.	43,281	1,047
*	Protagonist Therapeutics Inc.	39,574	1,032
*	Rocket Pharmaceuticals Inc.	47,773	1,000
*	Celldex Therapeutics Inc.	30,813	980
*	Avanos Medical Inc.	39,419	966
*	DICE Therapeutics Inc.	30,076	951
*	Kymera Therapeutics Inc.	32,224	949
*	Recursion Pharmaceuticals Inc. Class A	106,417	933
*	Pediatrix Medical Group Inc.	69,847	929
*	Intellia Therapeutics Inc.	24,593	916
*	Arcus Biosciences Inc.	44,086	906
*	MannKind Corp.	194,701	903
*	Crinetics Pharmaceuticals Inc.	39,881	871
*	Ideaya Biosciences Inc.	37,819	864
*	Amylyx Pharmaceuticals Inc.	34,497	852
*	Immunovant Inc.	37,904	796
*	Ligand Pharmaceuticals Inc.	11,300	792
*	Syndax Pharmaceuticals Inc.	38,758	774
*	Replimune Group Inc.	40,032	760
*	Relay Therapeutics Inc.	67,256	749
*	Kura Oncology Inc.	55,700	742
*	Varex Imaging Corp.	33,303	734
*	Nuvalent Inc. Class A	17,166	723
*	Addus HomeCare Corp.	8,008	722
*	Fulgent Genetics Inc.	18,077	719
*	AbCellera Biologics Inc.	101,474	707
*	SpringWorks Therapeutics Inc.	24,877	681
*	Accolade Inc.	56,143	676
*	Phreesia Inc.	21,939	659
	National HealthCare Corp.	10,808	656
*	AdaptHealth Corp. Class A	62,199	652

		Shares	Market Value ($000)
*	Cogent Biosciences Inc.	54,274	637
*,1	Nano-X Imaging Ltd.	35,163	626
*	Adaptive Biotechnologies Corp.	89,290	621
*	CTI BioPharma Corp.	68,403	619
*	BioLife Solutions Inc.	26,399	616
*	AtriCure Inc.	13,496	607
*	PTC Therapeutics Inc.	14,442	606
*	Avidity Biosciences Inc.	55,966	594
*	Mersana Therapeutics Inc.	78,396	590
*	REGENXBIO Inc.	33,881	584
*	MiMedx Group Inc.	95,874	562
*	Editas Medicine Inc. Class A	61,137	561
*	Brookdale Senior Living Inc.	158,671	547
*	Merit Medical Systems Inc.	6,583	542
*	Orthofix Medical Inc.	28,908	540
*	Health Catalyst Inc.	46,327	522
*	Verve Therapeutics Inc.	33,415	517
*	Castle Biosciences Inc.	20,719	506
*	Quanterix Corp.	25,368	497
*	ANI Pharmaceuticals Inc.	10,748	485
*	LivaNova plc	10,899	483
*	OPKO Health Inc.	341,198	474
*,1	Lyell Immunopharma Inc.	146,273	467
*,1	LifeStance Health Group Inc.	57,053	467
*	Bridgebio Pharma Inc.	33,940	466
*	4D Molecular Therapeutics Inc.	25,296	464
*,1	Sana Biotechnology Inc.	76,195	459
*	Multiplan Corp.	328,969	457
	HealthStream Inc.	19,440	448
	Healthcare Services Group Inc.	32,736	442
*	American Well Corp. Class A	194,168	429
*	Deciphera Pharmaceuticals Inc.	31,317	423
	Patterson Cos. Inc.	15,661	410
*	ADMA Biologics Inc.	99,817	406
*	BioCryst Pharmaceuticals Inc.	48,504	401
*	Nurix Therapeutics Inc.	39,354	398
*	2seventy bio Inc.	31,678	377
*	NextGen Healthcare Inc.	24,068	375
*	Sharecare Inc.	251,334	374
	Select Medical Holdings Corp.	13,562	371
*	Geron Corp. (XNGS)	112,811	369
*	Emergent BioSolutions Inc.	42,543	363
*,1	Allogene Therapeutics Inc.	67,553	355
*	Biohaven Ltd.	20,301	355
*	Enanta Pharmaceuticals Inc.	15,002	352
*	Reata Pharmaceuticals Inc. Class A	3,885	350
*	Dyne Therapeutics Inc.	26,816	349
*	Community Health Systems Inc.	105,381	345
*	SomaLogic Inc.	112,182	340
*	Anika Therapeutics Inc.	12,235	331
*	iTeos Therapeutics Inc.	20,358	331
*	ModivCare Inc.	7,346	330
*	Edgewise Therapeutics Inc.	32,579	330
*	AnaptysBio Inc.	17,108	327
*	Day One Biopharmaceuticals Inc.	23,517	313
*	OraSure Technologies Inc.	61,346	309
*	MaxCyte Inc.	74,386	303
*	AngioDynamics Inc.	31,409	297

		Shares	Market Value ($000)
*	Bluebird Bio Inc.	88,314	296
*	EQRx Inc.	167,509	295
*	Bioxcel Therapeutics Inc.	16,195	291
*	Computer Programs and Systems Inc.	11,839	282
*	Vanda Pharmaceuticals Inc.	46,784	278
*	Atea Pharmaceuticals Inc.	69,190	276
*,1	Butterfly Network Inc.	111,955	273
*	Tarsus Pharmaceuticals Inc.	15,735	264
*	Tenaya Therapeutics Inc.	36,646	264
*	Neogen Corp.	14,949	261
*	OmniAb Inc. (XNMS)	58,462	253
*	Cytokinetics Inc.	6,636	250
*	MacroGenics Inc.	51,290	240
*	23andMe Holding Co. Class A	124,731	239
*	Tactile Systems Technology Inc.	11,014	232
*	Cullinan Oncology Inc.	21,759	224
*,1	Invitae Corp.	208,323	223
*	Inari Medical Inc.	3,674	222
*	Twist Bioscience Corp.	14,421	218
*	Stoke Therapeutics Inc.	18,965	212
*	Viridian Therapeutics Inc.	8,791	209
*	Caribou Biosciences Inc.	47,051	207
*	KalVista Pharmaceuticals Inc.	20,794	203
*	Sutro Biopharma Inc.	44,797	201
*,1	HilleVax Inc.	11,642	198
*	Icosavax Inc.	19,412	195
*	Inogen Inc.	18,189	192
*	Surgery Partners Inc.	5,023	188
*	Morphic Holding Inc.	3,273	188
	Embecta Corp.	6,704	185
*	Monte Rosa Therapeutics Inc.	24,865	184
*	Zimvie Inc.	18,334	183
*	MeiraGTx Holdings plc	25,669	177
*,1	Bionano Genomics Inc.	255,588	177
*,1	Janux Therapeutics Inc.	14,795	172
*	Lexicon Pharmaceuticals Inc.	51,662	170
*	PMV Pharmaceuticals Inc.	31,425	168
*	Kodiak Sciences Inc.	28,160	167
*	Erasca Inc.	60,598	164
*	Seer Inc. Class A	43,929	162
*	Design Therapeutics Inc.	28,718	162
*	Nuvation Bio Inc.	100,188	162
*,1	Tyra Biosciences Inc.	11,075	160
*	Sight Sciences Inc.	16,417	157
*	Rapt Therapeutics Inc.	7,671	154
*	PepGen Inc.	10,054	151
*	ALX Oncology Holdings Inc.	22,109	147
*	Generation Bio Co.	41,066	144
*	FibroGen Inc.	8,095	140
*	Hims & Hers Health Inc.	15,577	139
*,1	Adicet Bio Inc.	24,884	136
*	Nkarta Inc.	28,532	132
*	908 Devices Inc.	14,907	130
*	CareMax Inc.	48,167	127
*	Kezar Life Sciences Inc.	45,199	126
*,1	Inovio Pharmaceuticals Inc.	207,256	124
*,1	Liquidia Corp.	15,188	123
*	C4 Therapeutics Inc.	36,323	123

		Shares	Market Value ($000)
*,1	Aerovate Therapeutics Inc.	7,578	123
*	Nautilus Biotechnology Inc.	41,850	120
*	Cara Therapeutics Inc.	36,982	118
*	Sangamo Therapeutics Inc.	105,200	118
*	Inotiv Inc.	19,335	118
*	Quantum-Si Inc.	78,440	118
*	Fulcrum Therapeutics Inc.	43,003	117
*	Arbutus Biopharma Corp.	45,681	114
*	Alpine Immune Sciences Inc.	11,383	113
*	Atara Biotherapeutics Inc.	72,945	112
*	Kinnate Biopharma Inc.	24,996	107
*	Tango Therapeutics Inc.	39,567	107
*,1	Vaxart Inc.	86,329	105
*	Theseus Pharmaceuticals Inc.	14,313	104
*	Travere Thrapeutics Inc.	5,730	103
*	Alphatec Holdings Inc.	6,375	97
*	Allovir Inc.	25,520	96
*	Innovage Holding Corp.	13,733	92
*	Nektar Therapeutics Class A	153,614	89
*	Mineralys Therapeutics Inc.	5,971	87
*	Absci Corp.	41,792	79
*	Artivion Inc.	5,240	78
*	Bioventus Inc. Class A	28,557	77
*	EyePoint Pharmaceuticals Inc.	12,534	76
*	Athira Pharma Inc.	26,939	75
*	Invivyd Inc.	40,761	73
*	Theravance Biopharma Inc.	6,329	71
*	Cue Health Inc.	92,836	71
*,1	Prime Medicine Inc.	5,066	70
*	Arcturus Therapeutics Holdings Inc.	2,445	67
*	PetIQ Inc. Class A	4,528	58
*	GeneDx Holdings Corp.	7,588	57
*	Talaris Therapeutics Inc.	20,956	56
*	Kronos Bio Inc.	31,027	52
*	Pardes Biosciences Inc.	27,450	52
*	Century Therapeutics Inc.	15,987	51
*	Zentalis Pharmaceuticals Inc.	1,913	50
*,1	Acrivon Therapeutics Inc.	4,263	50
*,1	Singular Genomics Systems Inc.	44,507	47
*,1	Point Biopharma Global Inc.	5,042	47
*	ImmunityBio Inc.	16,803	46
*	Aveanna Healthcare Holdings Inc.	35,371	42
*,1	An2 Therapeutics Inc.	7,501	42
*	NGM Biopharmaceuticals Inc.	12,962	39
*	PhenomeX Inc.	55,802	39
*	Keros Therapeutics Inc.	772	37
*	Praxis Precision Medicines Inc.	39,529	34
*	RxSight Inc.	1,394	34
*	Instil Bio Inc.	55,226	33
*	Chimerix Inc.	22,407	31
*,1	P3 Health Partners Inc.	7,656	31
*	Third Harmonic Bio Inc.	6,062	29
	Utah Medical Products Inc.	232	22
*	IGM Biosciences Inc.	1,801	22
*	NanoString Technologies Inc.	3,631	21
*	Rallybio Corp.	2,981	21
*	Vera Therapeutics Inc. Class A	2,310	19
*	Alpha Teknova Inc.	4,812	18

		Shares	Market Value ($000)
*,1	Bright Health Group Inc.	1,915	18
*	Relmada Therapeutics Inc.	5,871	17
*,1	Precigen Inc.	13,975	17
*,1	VBI Vaccines Inc.	5,091	15
*	Enochian Biosciences Inc.	15,673	14
*	Kiniksa Pharmaceuticals Ltd. Class A	1,040	14
	Phibro Animal Health Corp. Class A	790	11
*	ATI Physical Therapy Inc.	59,363	10
*	Acelyrin Inc.	473	9
*	ViewRay Inc.	13,307	7
*	Eiger BioPharmaceuticals Inc.	3,332	4
*	Affimed NV	4,830	4
*	VistaGen Therapeutics Inc.	25,254	4
*	Science 37 Holdings Inc.	4,302	1
*,2	PDL BioPharma Inc.	270	—
*,1	Tenon Medical Inc.	124	—
*,2	OmniAb Inc. 12.5 Earnout	4,268	—
*,2	OmniAb Inc. 15 Earnout	4,268	—
			96,138
Industrials (14.6%)
	Triton International Ltd.	49,669	4,105
*	API Group Corp.	176,894	3,998
	GATX Corp.	28,297	3,365
*	Summit Materials Inc. Class A	101,285	3,204
	EnerSys	30,958	3,011
*	SPX Technologies Inc.	37,517	2,865
*	Alight Inc. Class A	328,984	2,783
	ABM Industries Inc.	56,819	2,509
	Encore Wire Corp.	15,079	2,468
*	Itron Inc.	35,252	2,388
	UniFirst Corp.	12,749	2,181
	Matson Inc.	31,876	2,178
	Werner Enterprises Inc.	47,442	2,084
*	Hub Group Inc. Class A	27,477	2,021
	Moog Inc. Class A	20,337	1,977
*	Resideo Technologies Inc.	123,010	1,972
	Scorpio Tankers Inc.	40,137	1,837
	Albany International Corp. Class A	21,401	1,817
	ESCO Technologies Inc.	19,971	1,797
	EnPro Industries Inc.	17,709	1,790
	Kennametal Inc.	69,156	1,723
	Barnes Group Inc.	41,758	1,643
	Frontline plc	106,167	1,500
	International Seaways Inc.	41,437	1,494
	Belden Inc.	16,987	1,486
*	OSI Systems Inc.	12,190	1,451
	Otter Tail Corp.	19,455	1,444
*	StoneCo. Ltd. Class A	113,042	1,416
*	AAR Corp.	28,230	1,415
	Hillenbrand Inc.	29,445	1,412
*	Kratos Defense & Security Solutions Inc.	105,351	1,384
*	Gibraltar Industries Inc.	26,406	1,381
	Standex International Corp.	10,082	1,373
	Granite Construction Inc.	37,667	1,363
	Terex Corp.	28,917	1,341
	Trinity Industries Inc.	59,335	1,255
	Bread Financial Holdings Inc.	42,604	1,201
	ArcBest Corp.	13,868	1,162

		Shares	Market Value ($000)
*	Modine Manufacturing Co.	42,293	1,154
	Primoris Services Corp.	42,511	1,139
	Textainer Group Holdings Ltd.	32,077	1,138
	Greif Inc. Class A	18,075	1,086
	Patrick Industries Inc.	16,440	1,077
*	Hillman Solutions Corp.	116,002	940
*	Aerojet Rocketdyne Holdings Inc.	16,925	922
*	Mirion Technologies Inc.	116,572	922
	TriMas Corp.	35,602	901
	DHT Holdings Inc.	116,289	894
*	Donnelley Financial Solutions Inc.	20,141	893
	Columbus McKinnon Corp.	23,883	871
*	CoreCivic Inc.	97,249	838
	SFL Corp. Ltd.	97,626	838
*	Beacon Roofing Supply Inc.	13,087	837
*	American Woodmark Corp.	13,211	786
	AZZ Inc.	21,347	745
[1]	Golden Ocean Group Ltd.	104,443	737
	Greenbrier Cos. Inc.	26,947	732
[1]	Flex LNG Ltd.	24,537	731
	Astec Industries Inc.	19,260	710
	Teekay Tankers Ltd. Class A	19,501	705
*	Cross Country Healthcare Inc.	26,590	678
*	Thermon Group Holdings Inc.	28,313	649
*	Green Dot Corp. Class A	35,484	647
	Tennant Co.	8,807	644
	Heartland Express Inc.	40,056	625
*	First Advantage Corp.	45,758	618
	Nordic American Tankers Ltd.	175,328	615
*	BlueLinx Holdings Inc.	7,387	607
*	Proto Labs Inc.	19,661	605
	Dorian LPG Ltd.	26,212	605
*	Triumph Group Inc.	53,995	604
	Quanex Building Products Corp.	27,953	587
*	JELD-WEN Holding Inc.	44,425	581
	Griffon Corp.	18,026	568
	Chase Corp.	4,809	566
	Deluxe Corp.	36,498	555
*	Huron Consulting Group Inc.	6,745	548
	ICF International Inc.	4,663	522
*	O-I Glass Inc.	24,844	515
*	Air Transport Services Group Inc.	30,327	506
	Kelly Services Inc. Class A	28,514	498
	Kaman Corp.	23,764	494
*	Repay Holdings Corp. Class A	74,007	468
	Powell Industries Inc.	7,963	458
*	TrueBlue Inc.	27,679	458
	Eagle Bulk Shipping Inc.	11,398	448
	Argan Inc.	10,848	439
*	Titan Machinery Inc.	17,262	436
*	Conduent Inc.	142,825	433
	Hyster-Yale Materials Handling Inc.	9,198	430
*	Evolv Technologies Holdings Inc.	72,077	430
	Ennis Inc.	21,815	423
	VSE Corp.	8,975	422
*,1	Desktop Metal Inc. Class A	226,738	422
*	Manitowoc Co. Inc.	29,318	421
*	V2X Inc.	10,197	421

		Shares	Market Value ($000)
*	DXP Enterprises Inc.	13,053	417
	Resources Connection Inc.	27,136	415
	Brady Corp. Class A	8,665	413
	Ardmore Shipping Corp.	34,419	403
	Heidrick & Struggles International Inc.	16,474	399
	HB Fuller Co.	6,161	388
*	Ducommun Inc.	9,342	383
	Gorman-Rupp Co.	15,951	382
	Genco Shipping & Trading Ltd.	30,788	382
*,1	Virgin Galactic Holdings Inc.	107,839	373
*	Archer Aviation Inc. Class A	123,807	369
*	Vishay Precision Group Inc.	10,531	368
	Trinseo plc	29,553	367
	Cass Information Systems Inc.	9,458	365
	Costamare Inc.	45,572	352
*	Astronics Corp.	21,815	347
	National Presto Industries Inc.	4,423	330
	Preformed Line Products Co.	2,122	326
*	Teekay Corp.	58,108	326
*	CIRCOR International Inc.	11,146	323
*	Aersale Corp.	21,131	317
	Covenant Logistics Group Inc. Class A	7,826	299
	Miller Industries Inc.	8,830	290
	REV Group Inc.	28,296	287
*	Fluor Corp.	10,592	281
	Greif Inc. Class B	3,963	277
	Marten Transport Ltd.	12,856	272
*	Great Lakes Dredge & Dock Corp.	41,544	263
	Pactiv Evergreen Inc.	37,035	260
*,1	TuSimple Holdings Inc. Class A	118,741	240
	Maximus Inc.	2,889	234
*,1	Custom Truck One Source Inc.	35,826	231
*	Paysafe Ltd.	23,890	231
*	BrightView Holdings Inc.	34,376	227
*	FARO Technologies Inc.	14,619	221
*,1	Danimer Scientific Inc.	75,960	219
	Park Aerospace Corp.	16,440	215
	Alamo Group Inc.	1,269	211
	Luxfer Holdings plc	13,848	199
	Safe Bulkers Inc.	62,153	197
*	Tutor Perini Corp.	35,722	193
*	Hyliion Holdings Corp.	114,509	188
*	Sterling Infrastructure Inc.	3,991	184
	Eneti Inc.	18,798	178
*,1	Blade Air Mobility Inc.	47,739	154
*	Concrete Pumping Holdings Inc.	22,077	153
*	Radiant Logistics Inc.	24,425	153
*	Willdan Group Inc.	8,990	150
*	Advantage Solutions Inc.	71,140	135
*	AvidXchange Holdings Inc.	13,873	134
*,1	PureCycle Technologies Inc.	19,235	133
*	CryoPort Inc.	6,948	128
	Wabash National Corp.	5,446	128
*	Cantaloupe Inc.	18,687	115
*	Joby Aviation Inc.	20,049	113
*	Ranpak Holdings Corp. Class A	35,829	111
*	Skillsoft Corp.	69,867	108
*	IES Holdings Inc.	2,263	107

		Shares	Market Value ($000)
*	Proterra Inc.	100,454	107
*	Quad/Graphics Inc.	27,767	91
*	Latch Inc.	86,561	87
	Caesarstone Ltd.	18,421	85
	Information Services Group Inc.	15,439	79
*	Microvast Holdings Inc.	62,851	78
*	Spire Global Inc.	99,355	74
*	Markforged Holding Corp.	80,998	72
	United States Lime & Minerals Inc.	380	69
	PFSweb Inc.	13,716	59
	Barrett Business Services Inc.	547	46
*,1	Astra Space Inc.	126,839	46
*	Atlanticus Holdings Corp.	1,228	43
	Universal Logistics Holdings Inc.	1,556	41
*,1	Terran Orbital Corp.	35,109	41
*	Moneylion Inc.	3,654	41
	Allied Motion Technologies Inc.	1,108	38
*	Hydrofarm Holdings Group Inc.	34,639	32
*,1	Redwire Corp.	12,924	32
*	Distribution Solutions Group Inc.	529	24
*	DHI Group Inc.	5,323	19
*	View Inc.	113,686	18
*	Sterling Check Corp.	1,300	18
*,1	Nikola Corp.	21,750	14
*,1	Fathom Digital Manufacturing Corp.	25,761	12
*	CompoSecure Inc.	1,627	11
*	Momentus Inc.	27,787	9
*	Workhorse Group Inc.	7,771	7
*	Atmus Filtration Technologies Inc.	334	7
*	Cepton Inc.	7,581	3
			130,603
Other (0.0%)[3]
*	Scilex Holding Co.	50,101	268
[2]	Aduro Biotech Inc. CVR	724	—
			268
Real Estate (11.4%)
	STAG Industrial Inc.	153,496	5,342
	Agree Realty Corp.	74,587	4,810
	Terreno Realty Corp.	68,594	4,207
	Ryman Hospitality Properties Inc.	45,798	4,201
	Kite Realty Group Trust	185,914	3,614
	Independence Realty Trust Inc.	192,871	3,331
	PotlatchDeltic Corp.	61,440	2,859
	Apple Hospitality REIT Inc.	183,243	2,662
	Physicians Realty Trust	193,971	2,650
	Essential Properties Realty Trust Inc.	108,493	2,596
	LXP Industrial Trust	231,577	2,394
	Broadstone Net Lease Inc.	147,364	2,311
	Sabra Health Care REIT Inc.	196,018	2,207
	SITE Centers Corp.	163,049	1,944
	Corporate Office Properties Trust	84,425	1,927
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	79,402	1,868
	National Health Investors Inc.	35,664	1,858
	Equity Commonwealth	89,327	1,827
	Sunstone Hotel Investors Inc.	181,895	1,795
	Macerich Co.	184,894	1,782
	Four Corners Property Trust Inc.	64,615	1,661

		Shares	Market Value ($000)
	Kennedy-Wilson Holdings Inc.	100,410	1,549
	Pebblebrook Hotel Trust	112,015	1,519
	CareTrust REIT Inc.	77,817	1,510
	RLJ Lodging Trust	138,235	1,421
	DiamondRock Hospitality Co.	180,667	1,418
	Urban Edge Properties	97,294	1,297
	Retail Opportunity Investments Corp.	102,532	1,251
	InvenTrust Properties Corp.	57,635	1,239
	Getty Realty Corp.	35,982	1,233
*	Veris Residential Inc.	73,157	1,182
	Service Properties Trust	139,434	1,145
	Xenia Hotels & Resorts Inc.	97,376	1,134
	Alexander & Baldwin Inc.	61,603	1,129
	Elme Communities	74,273	1,122
	LTC Properties Inc.	34,171	1,097
	Easterly Government Properties Inc. Class A	77,587	1,077
	Apartment Investment and Management Co. Class A	127,269	1,032
	Acadia Realty Trust	78,634	1,012
*	Radius Global Infrastructure Inc. Class A (XNMS)	65,345	967
	Global Net Lease Inc.	88,564	852
	American Assets Trust Inc.	43,035	820
	NETSTREIT Corp.	46,519	812
	Uniti Group Inc.	204,376	760
*	GEO Group Inc.	101,200	755
	Centerspace	12,730	749
	Necessity Retail REIT Inc.	113,115	723
	Paramount Group Inc.	162,684	706
	Plymouth Industrial REIT Inc.	31,860	698
	Empire State Realty Trust Inc. Class A	112,476	694
	RPT Realty	71,431	666
	Piedmont Office Realty Trust Inc. Class A	103,622	646
	Armada Hoffler Properties Inc.	56,660	626
	Newmark Group Inc. Class A	106,730	610
	Summit Hotel Properties Inc.	88,518	580
*	Anywhere Real Estate Inc.	94,027	571
	Brandywine Realty Trust	143,223	559
	Safehold Inc.	20,258	523
[1]	Farmland Partners Inc.	42,196	479
	Urstadt Biddle Properties Inc. Class A	24,145	467
	Global Medical REIT Inc.	51,685	451
	Ares Commercial Real Estate Corp.	42,837	394
	Chatham Lodging Trust	40,131	377
	Whitestone REIT	39,887	350
	Indus Realty Trust Inc.	4,555	304
*	Tejon Ranch Co.	17,806	301
*	FRP Holdings Inc.	5,633	297
	CTO Realty Growth Inc.	18,498	295
	Office Properties Income Trust	40,489	293
	One Liberty Properties Inc.	14,511	290
	Orion Office REIT Inc.	51,948	288
	RE/MAX Holdings Inc. Class A	14,803	277
	Community Healthcare Trust Inc.	8,333	273
	Diversified Healthcare Trust	199,958	272
*	Forestar Group Inc.	11,824	240
	Braemar Hotels & Resorts Inc.	53,430	219
	Gladstone Land Corp.	12,577	199
	BRT Apartments Corp.	10,160	187
	Douglas Elliman Inc.	59,133	172

		Shares	Market Value ($000)
	DigitalBridge Group Inc.	13,677	170
*	Star Holdings	10,732	166
	City Office REIT Inc.	34,142	155
	Hersha Hospitality Trust Class A	25,730	149
	UMH Properties Inc.	9,534	145
*	Ashford Hospitality Trust Inc.	30,405	126
	Franklin Street Properties Corp.	85,624	123
	Stratus Properties Inc.	5,164	112
	RMR Group Inc. Class A	4,994	108
	Postal Realty Trust Inc. Class A	6,904	101
	Industrial Logistics Properties Trust	50,764	92
	NexPoint Residential Trust Inc.	1,073	44
*	Transcontinental Realty Investors Inc.	1,072	39
	Saul Centers Inc.	984	33
*	Bluerock Homes Trust Inc.	1,929	31
	Gladstone Commercial Corp.	2,491	29
*	American Realty Investors Inc.	1,352	23
	Clipper Realty Inc.	1,150	6
			101,607
Technology (5.5%)
	Vishay Intertechnology Inc.	110,478	2,848
*	Sanmina Corp.	48,516	2,573
*	Ziff Davis Inc.	31,456	1,857
*	NetScout Systems Inc.	57,656	1,760
	Amkor Technology Inc.	68,737	1,703
*,1	C3.ai Inc. Class A	41,545	1,662
*	Fastly Inc. Class A	96,533	1,572
*	Cohu Inc.	40,252	1,543
	Xerox Holdings Corp.	97,142	1,367
*	Magnite Inc.	112,649	1,338
*	LiveRamp Holdings Inc.	54,228	1,320
*	Bumble Inc. Class A	85,182	1,303
	Methode Electronics Inc.	30,129	1,297
*	Parsons Corp.	28,734	1,284
*	TTM Technologies Inc.	86,337	1,183
*	Veradigm Inc.	91,996	1,084
*	MicroStrategy Inc. Class A	3,360	1,013
*	Cerence Inc.	34,682	989
*	IonQ Inc.	88,590	956
*	Rambus Inc.	14,562	931
*	Diodes Inc.	10,336	929
*	3D Systems Corp.	110,062	903
	Adeia Inc.	89,105	874
*	Ultra Clean Holdings Inc.	25,098	860
*	E2open Parent Holdings Inc.	168,096	840
*	Ichor Holdings Ltd.	23,744	719
	Benchmark Electronics Inc.	29,829	704
*	ScanSource Inc.	21,590	621
*	Insight Enterprises Inc.	4,216	570
*	Squarespace Inc. Class A	19,280	567
*	nLight Inc.	37,835	547
*	Olo Inc. Class A	76,019	523
*	Kimball Electronics Inc.	20,373	505
*	PAR Technology Corp.	14,567	504
	PC Connection Inc.	9,559	430
*	PROS Holdings Inc.	13,153	399
*	SolarWinds Corp.	40,703	379
*	ACM Research Inc. Class A	35,445	358

		Shares	Market Value ($000)
	Ebix Inc.	17,580	350
*	OneSpan Inc.	21,864	331
*,1	Cvent Holding Corp.	38,739	329
*	Photronics Inc.	14,747	313
*	Plexus Corp.	3,382	307
*	Applied Digital Corp.	36,519	306
*	Consensus Cloud Solutions Inc.	8,303	303
	ON24 Inc.	35,339	282
*	Cleanspark Inc.	61,972	266
*	ePlus Inc.	5,341	264
*	Avid Technology Inc.	10,817	260
*	Veeco Instruments Inc.	8,764	214
*	ForgeRock Inc. Class A	10,533	212
*	EverCommerce Inc.	17,768	211
	Sapiens International Corp. NV	7,918	197
*	Bandwidth Inc. Class A	16,118	192
*	Verint Systems Inc.	4,901	176
*	Impinj Inc.	1,695	173
*	TrueCar Inc.	72,610	164
	A10 Networks Inc.	10,802	161
*	Blend Labs Inc. Class A	160,064	158
*,1	Ouster Inc.	23,177	158
*	Blackbaud Inc.	2,108	155
*	Matterport Inc.	52,004	154
*,1	Skillz Inc. Class A	313,337	147
*	AXT Inc.	35,778	122
*,1	Vivid Seats Inc. Class A	15,799	116
*	Alpha & Omega Semiconductor Ltd.	4,018	111
*	N-Able Inc.	7,661	109
*	Planet Labs PBC	20,939	96
*	Porch Group Inc.	67,433	95
*	Aeva Technologies Inc.	75,297	90
	American Software Inc. Class A	6,799	87
*,1	Groupon Inc. Class A	16,151	87
*	Rackspace Technology Inc.	52,573	82
*	eGain Corp.	10,654	77
*,1	Cipher Mining Inc.	29,121	74
*	1stdibs.com Inc.	19,343	73
*	Upland Software Inc.	24,771	70
*	SecureWorks Corp. Class A	8,438	68
*	PubMatic Inc. Class A	3,599	63
*	Rigetti Computing Inc.	66,714	63
*,1	KORE Group Holdings Inc.	37,046	59
*	Terawulf Inc.	39,321	59
*	Eventbrite Inc. Class A	7,875	57
*	Unisys Corp.	13,610	53
*	LiveVox Holdings Inc.	17,726	49
*	Brightcove Inc.	10,516	44
	Hackett Group Inc.	2,183	42
*,1	Beachbody Co. Inc.	69,146	34
*	Mitek Systems Inc.	2,285	24
*	Digimarc Corp.	628	19
*	Innovid Corp.	7,666	10
*	Arena Group Holdings Inc.	2,245	9
*	Vinco Ventures Inc.	3,885	8
*	Edgio Inc.	8,712	5
*,1,2	Diebold Nixdorf Inc.	14,298	4
*,1	WM Technology Inc.	4,010	4

		Shares	Market Value ($000)
*,1	Leafly Holdings Inc.	7,020	2
*,1	Greenidge Generation Holdings Inc.	1,007	2
*	Eightco Holdings Inc.	105	—
			48,565
Telecommunications (1.2%)
	InterDigital Inc.	15,823	1,314
	Cogent Communications Holdings Inc.	16,607	1,022
*	Liberty Latin America Ltd. Class C	123,863	904
	Shenandoah Telecommunications Co.	41,303	784
*	Digi International Inc.	19,637	706
*	Gogo Inc.	39,186	590
	Telephone and Data Systems Inc.	86,573	578
*	Calix Inc.	10,441	487
*	EchoStar Corp. Class A	28,437	448
*	Xperi Inc.	35,273	417
*	Anterix Inc.	11,215	366
	ATN International Inc.	9,311	349
*	NETGEAR Inc.	23,957	336
*	Aviat Networks Inc.	9,647	295
*	Liberty Latin America Ltd. Class A	35,037	257
*	fuboTV Inc.	164,103	254
	Comtech Telecommunications Corp.	21,701	249
*	Consolidated Communications Holdings Inc.	55,593	203
*	United States Cellular Corp.	12,533	179
*	Ribbon Communications Inc.	61,502	171
*	WideOpenWest Inc.	19,374	147
*	IDT Corp. Class B	3,937	120
*	Globalstar Inc.	95,948	109
*	Inseego Corp.	55,959	60
	Adtran Holdings Inc.	6,143	55
*,1	Kaleyra Inc.	6,750	19
*	Akoustis Technologies Inc.	3,312	11
			10,430
Utilities (5.2%)
	Portland General Electric Co.	76,270	3,717
	ONE Gas Inc.	45,849	3,711
	New Jersey Resources Corp.	75,500	3,658
	Black Hills Corp.	55,382	3,376
	PNM Resources Inc.	72,951	3,350
	Southwest Gas Holdings Inc.	51,894	3,037
	ALLETE Inc.	48,756	2,904
	Spire Inc.	43,389	2,802
	NorthWestern Corp.	49,481	2,800
	Avista Corp.	62,774	2,596
	California Water Service Group	34,102	1,941
	SJW Group	23,075	1,766
	Ormat Technologies Inc. (XNYS)	19,593	1,667
*,1	Sunnova Energy International Inc.	84,523	1,493
	American States Water Co.	16,507	1,466
	MGE Energy Inc.	17,739	1,273
	Northwest Natural Holding Co.	29,722	1,269
	Chesapeake Utilities Corp.	6,513	832
	Unitil Corp.	13,621	718
*	Harsco Corp.	67,764	573
*	Heritage-Crystal Clean Inc.	13,350	443
*,1	Li-Cycle Holdings Corp.	72,527	342
	Excelerate Energy Inc. Class A	15,513	288

		Shares	Market Value ($000)
*,1	Altus Power Inc. Class A	51,889	246
*	NuScale Power Corp.	26,250	197
	Artesian Resources Corp. Class A	2,431	120
*	Vertex Energy Inc.	4,943	32
	Via Renewables Inc. Class A	209	2
			46,619
Total Common Stocks (Cost $1,116,465)			891,364
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
[4,5]	Vanguard Market Liquidity Fund, 5.125% (Cost $21,153)	211,590	21,155
Total Investments (102.3%) (Cost $1,137,618)			912,519
Other Assets and Liabilities—Net (-2.3%)			(20,488)
Net Assets (100%)			892,031
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,365,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $20,795,000 was received for securities on loan, of which $20,793,000 is held in Vanguard Market Liquidity Fund and $2,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2023	20	1,752	(29)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	891,092	268	4	891,364
Temporary Cash Investments	21,155	—	—	21,155
Total	912,247	268	4	912,519
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	29	—	—	29
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.